Non-controlling Interests	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Non-controlling Interests
(11)
Non-controlling
Interests
The following table presents the changes in the balances of
non-controlling
interests for the year ended December 31, 2022 and December 31, 2023 (in thousands):

	BitAccess	BT HoldCo	Total
Beginning balance January 1, 2022	$1,432	$—	$1,432
Stock compensation	1,230	—	1,230
Net (loss)	(432)	—	(432)

Ending balance December 31, 2022	$2,230	$—	$2,230

Distributions	—	(2,294)	(2,294)
Stock compensation	702	—	702
Foreign currency translation	—	17	17
Recapitalization	—	9,866	9,866
Net (loss) income	(225)	14,891	14,666

Ending balance December 31, 2023	$2,707	$22,480	$25,187

Non-controlling
Interest - BitAccess
In July 2021, the Company obtained a controlling interest in BitAccess Inc. in a business combination. The un-affiliated
interest in BitAccess Inc. is reported as
non-controlling
interests in the accompanying consolidated financial statements. As of December 31, 2023 and December 31, 2022, the
non-controlling
interest ownership was 17.86% and 15.31%, respectively.
The
non-controlling
interest has certain rights as defined in the Amended and Restated Shareholders Agreement, including the right, but not the obligation, to cause the Company to purchase the non-controlling
interest immediately prior to a liquidity event (as defined in the Amended and Restated Shareholders Agreement) at the fair value of the non-controlling
interest as of the liquidity event. The
non-controlling
interest is not mandatorily redeemable. The Company also holds a right, but not an obligation, to cause the non-controlling
interest holders to sell the
non-controlling
interest under the same conditions. The Merger was not considered to be a liquidity event as defined in the agreement.
Non-controlling
Interest - BT HoldCo
The Company is the primary beneficiary of BT HoldCo. The majority stockholder of BT HoldCo, BT Assets, holds 41,200,000 common units, and 2,900,000 preferred units of BT HoldCo, along with 44,100,000 Class V voting,
non-economic
shares in the Company. BT Assets has the right to exchange the common units, together with a corresponding number of shares of Class V common stock, for, at the Company’s option, (i) shares of the Company’s Class A common stock or (ii) cash from a substantially concurrent public offering or private sale (based on the price of the Company’s Class A common stock). The ownership interests in BT HoldCo held by BT Assets represent the non-controlling
interest not directly attributable to Bitcoin Depot and are reported as part of non-controlling interests in BT HoldCo on the accompanying consolidated financial statements. As of December 31, 2023, BT Assets has not exchanged any common units.
The preferred units are entitled to a $10.00 per unit preference (total preference of $29.0 million) on liquidation or distribution before any distributions may be made to other unitholders (other than certain permitted tax distributions).After the close of the Merger, up to $29.0 million of the net income from BT OpCo may be allocated to BT HoldCo. If net income exceeds $29.0 million, such excess income will be allocated to Bitcoin Depot and BT HoldCo based on their pro rata economic ownership interest in BT OpCo. When the preference amount is paid, the preferred units are automatically converted to common units. As such, the Company uses the hypothetical liquidation at book value (“HLBV”) method to determine its equity in the earnings of BT HoldCo. Under the HLBV method, a calculation is prepared at each balance sheet date to determine the amount that the Company would receive if BT HoldCo were to liquidate all of its assets (at book value in accordance with U.S. GAAP) on that date and distribute the net proceeds to the partners based on the contractually-defined liquidation priorities. The difference between the net assets at the beginning and end of the period, after adjusting for capital contributions, tax distributions, stock compensation and distributions, is the Company’s income or loss from BT HoldCo for the period.
As of December 31, 2023, the
non-controlling
interest ownership of BT HoldCo was 72.6% and the
non-controlling
interests measured under the HLBV method were $25.2 million.
BT Assets also holds 15,000,000 BT Earnout units, which are discussed in more detail at Note 16.